RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Statement of Operations (FY) (Details) - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Statement [Abstract]
Formation and operating costs	$ 2,289,115			$ 362,596	$ 499,429	$ 493,675	$ 993,103	$ 3,512,144	$ 1,355,699	$ 383,077	$ 1,736,604
Operating loss	(2,289,115)			(362,596)	(499,429)	(493,675)	(993,103)	(3,512,144)	(1,355,699)	(383,077)	(1,736,604)
Income (loss) before income tax	(1,394,416)			394,227	(126,281)		(593,189)	2,893,899	(198,962)	(381,894)	2,323,992
Net income (loss)	(1,573,336)	$ 1,270,320	$ 1,879,261	247,619	$ (156,141)	$ (466,910)	$ (623,050)	1,576,245	(375,430)	(381,894)	1,550,733
Class A Common Stock [Member]
Income Statement [Abstract]
Net income (loss)	$ (759,731)			$ 198,095				$ 1,125,241	$ (300,344)	$ (120,559)	$ 1,240,586
Basic net income (loss) per common share (in dollars per share)	$ (0.12)			$ 0.01	$ 0	$ (0.01)	$ (0.02)	$ 0.07	$ (0.01)	$ (0.04)	$ 0.05
Diluted net loss per common share (in dollars per share)	$ (0.12)			$ 0.01	0	(0.01)	(0.02)	$ 0.07	$ (0.01)	$ (0.04)	$ 0.05
Class B Common Stock [Member]
Income Statement [Abstract]
Net income (loss)	$ (813,605)			$ 49,524				$ 451,004	$ (75,086)	$ (261,335)	$ 310,147
Basic net income (loss) per common share (in dollars per share)	$ (0.12)			$ 0.01	0	(0.01)	(0.02)	$ 0.07	$ (0.01)	$ (0.04)	$ 0.05
Diluted net loss per common share (in dollars per share)	$ (0.12)			$ 0.01	$ 0	$ (0.01)	$ (0.02)	$ 0.07	$ (0.01)	$ (0.04)	$ 0.05
As Previously Reported [Member]
Income Statement [Abstract]
Formation and operating costs				$ 489,430	$ 619,518	$ 655,593	$ 1,275,111		$ 1,764,541
Operating loss				(489,430)	(619,518)	(655,593)	(1,275,111)		(1,764,541)
Income (loss) before income tax				267,393	(246,370)		(875,197)		(607,804)
Net income (loss)				$ 120,785	$ (276,230)	$ (628,828)	$ (905,058)		$ (784,272)
As Previously Reported [Member] | Class A Common Stock [Member]
Income Statement [Abstract]
Basic net income (loss) per common share (in dollars per share)				$ 0	$ (0.01)	$ (0.02)	$ (0.03)		$ (0.02)
Diluted net loss per common share (in dollars per share)				0	(0.01)	(0.02)	(0.03)		(0.02)
As Previously Reported [Member] | Class B Common Stock [Member]
Income Statement [Abstract]
Basic net income (loss) per common share (in dollars per share)				0	(0.01)	(0.02)	(0.03)		(0.02)
Diluted net loss per common share (in dollars per share)				$ 0	$ (0.01)	$ (0.02)	$ (0.03)		$ (0.02)
Adjustment [Member]
Income Statement [Abstract]
Formation and operating costs				$ (126,834)	$ (120,089)	$ (161,918)	$ (282,008)		$ (408,842)
Operating loss				126,834	120,089	161,918	282,008		408,842
Income (loss) before income tax				126,834	120,089		282,008		408,842
Net income (loss)				$ 126,834	$ 120,089	$ 161,918	$ 282,008		$ 408,842
Adjustment [Member] | Class A Common Stock [Member]
Income Statement [Abstract]
Basic net income (loss) per common share (in dollars per share)				$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Diluted net loss per common share (in dollars per share)				0.01	0.01	0.01	0.01		0.01
Adjustment [Member] | Class B Common Stock [Member]
Income Statement [Abstract]
Basic net income (loss) per common share (in dollars per share)				0.01	0.01	0.01	0.01		0.01
Diluted net loss per common share (in dollars per share)				$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01